Other Financial Assets at Amortised Cost - Parent	12 Months Ended
Dec. 31, 2022
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Other Financial Assets at Amortised Cost
17. OTHER FINANCIAL ASSETS AT AMORTISED COST

		Group
	2022	2021
	£m	£m
Asset backed securities	94	443
Debt securities	62	63
	156	506
A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. Detailed disclosures can be found in the 'Liquidity risk' section of the Risk review.
Santander UK Group Holdings plc
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Other Financial Assets at Amortised Cost	46.6 OTHER FINANCIAL ASSETS AT AMORTISED COSTThese consist of investments in subordinated notes and have a maturity greater than 10 years